Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 1
Shares/
Principal Amounts Value
Asset-Backed Securities - 3.3%
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) $ 4,917,960 $ 4,917,381
Helios Issuer LLC, 2.0100%, 7/20/48 (144A) 3,250,000 3,254,862
Lakeview CDO LLC, 1.8270%, 11/10/32
‡
4,571,492 4,571,492
Lakeview LLC, 1.8270%, 7/10/32
‡
157,368 157,368
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 2,603,013 2,633,279
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 6,746,000 6,746,000
VCAT LLC, 3.6710%, 8/25/50 (144A)
Ç
3,143,557 3,190,085
Total Asset-Backed Securities (cost $25,385,592) 25,470,467
Corporate Bond - 0.3%
Consumer, Non-cyclical - 0.3%
CoreLogic , Inc., 4.5000%, 5/1/28 (144A) (cost $2,500,000) 2,500,000 2,490,625
Mortgage-Backed Securities - 118.9%
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
18,420 18,420
Bayview Financing Trust
1.5600%, 7/10/33
‡
1,246,991 1,247,056
2.0600%, 7/10/33
‡
3,000,000 3,000,217
SOFR30A + 1.5500%, 1.5600%, 12/31/49 (144A)
‡
3,818,078 3,814,642
Bayview Opportunity Master Fund Trust , 1.5600% , 1/10/31
‡
3,377,621 3,377,621
Chase Mortgage Finance Corp.
SOFR30A + 1.3500%, 1.4000%, 2/25/50 (144A)
‡
3,300,000 3,300,000
SOFR30A + 1.5500%, 1.6000%, 2/25/50 (144A)
‡
3,913,000 3,913,000
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
2,319,890 2,318,828
COLT Funding LLC , 2.3550% , 12/25/64 (144A)
‡
2,862,000 2,851,779
COLT Mortgage Loan Trust
1.8530%, 3/25/65 (144A)
‡
44,384 44,654
1.5120%, 9/25/65 (144A)
‡
1,993,574 1,995,939
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4500%, 2.5392%, 7/25/31 (144A)
‡
402,703 404,732
ICE LIBOR USD 1 Month + 4.1500%, 4.2392%, 8/25/31 (144A)
‡
2,000,000 2,055,708
ICE LIBOR USD 1 Month + 2.1500%, 2.2393%, 9/25/31 (144A)
‡
6,488,975 6,524,399
ICE LIBOR USD 1 Month + 4.1000%, 4.1893%, 9/25/31 (144A)
‡
2,000,000 2,053,164
ICE LIBOR USD 1 Month + 2.1000%, 2.1893%, 6/25/39 (144A)
‡
1,177,691 1,177,691
ICE LIBOR USD 1 Month + 2.0000%, 2.0892%, 1/25/40 (144A)
‡
5,692,319 5,706,156
ICE LIBOR USD 1 Month + 6.6000%, 6.6893%, 2/25/40 (144A)
‡
3,993,600 4,259,352
Eagle RE Ltd. , ICE LIBOR USD 1 Month + 0.9000% , 0.9893% , 1/25/30 (144A)
‡
1,200,000 1,198,069
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
2.3440% , 7/15/38 (144A)
‡
3,000,000 3,021,104
FHLMC
ICE LIBOR USD 1 Month + 0.3500%, 0.4431%, 2/15/32
‡
33,478 33,749
ICE LIBOR USD 1 Month + 0.6500%, 0.7431%, 3/15/32
‡
48,703 49,346
ICE LIBOR USD 1 Month + 0.5000%, 0.5931%, 7/15/32
‡
36,527 36,781
ICE LIBOR USD 1 Month + 0.4000%, 0.4931%, 1/15/33
‡
32,727 32,887
ICE LIBOR USD 1 Month + 0.2500%, 0.3431%, 9/15/35
‡
28,918 28,929
ICE LIBOR USD 1 Month + 0.5900%, 0.6831%, 10/15/37
‡
90,253 91,579
ICE LIBOR USD 1 Month + 0.3000%, 0.3931%, 8/15/40
‡
54,773 54,816
ICE LIBOR USD 1 Month + 0.5000%, 0.5931%, 9/15/40
‡
90,502 91,258
ICE LIBOR USD 1 Month + 0.5500%, 0.6431%, 4/15/41
‡
306,627 310,446
3.5000%, 7/1/42 72,104 78,151
3.5000%, 8/1/42 169,634 183,862
3.0000%, 2/1/43 1,563 1,672
3.0000%, 3/1/43 761 815
3.0000%, 6/1/43 169,817 178,081
3.0000%, 11/1/43 1,469,401 1,570,238
3.5000%, 2/1/44 431,931 468,694

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2021
2 July 31, 2021
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC - (continued)
3.5000%, 1/1/47 $ 498,137 $ 539,986
FHLMC STACR REMIC Trust , SOFR30A + 2.2500% , 2.3000% , 8/25/33 (144A)
‡
3,430,000 3,468,025
FHLMC Structured Agency Credit Risk Debt Notes , ICE LIBOR USD 1 Month +
0.7500% , 0.8393% , 3/25/30
‡
343,342 343,343
FHLMC UMBS
3.0000%, 5/1/31 154,323 163,427
2.5000%, 12/1/31 19,065 20,032
3.0000%, 9/1/32 136,246 144,588
3.0000%, 1/1/33 78,240 83,030
2.5000%, 12/1/33 664,521 698,214
2.5000%, 11/1/34 1,437,637 1,519,726
2.0000%, 5/1/41 72,558,035 74,688,460
2.0000%, 6/1/41 41,517,882 42,736,916
3.0000%, 3/1/43 3,676,936 3,933,383
3.5000%, 3/1/43 307 333
3.0000%, 4/1/43 75,039 80,380
3.5000%, 6/1/43 33,150 35,899
3.5000%, 12/1/44 805,678 872,501
3.0000%, 8/1/46 1,068,814 1,129,258
3.0000%, 10/1/46 3,309,410 3,567,685
3.0000%, 12/1/46 20,983 22,541
3.0000%, 2/1/47 11,550,027 12,203,206
4.0000%, 3/1/47 234,893 257,021
3.0000%, 4/1/47 5,771,566 6,099,331
4.0000%, 11/1/47 591,042 654,299
3.0000%, 12/1/47 30,967 33,383
4.5000%, 8/1/48 172,576 186,060
5.0000%, 9/1/48 359,059 392,610
4.5000%, 12/1/48 598,121 654,382
4.0000%, 5/1/49 553,384 592,378
3.0000%, 8/1/49 3,859,196 4,088,751
3.5000%, 8/1/49 631,797 668,743
3.0000%, 10/1/49 10,940,040 11,458,666
3.0000%, 11/1/49 18,759,775 19,649,107
3.0000%, 12/1/49 7,870,130 8,243,224
3.0000%, 3/1/50 497,179 521,889
3.5000%, 3/1/50 741,773 794,877
FHLMC, Multifamily Structured Pass-Through Certificates , SOFR30A + 2.0000% ,
2.0500% , 1/25/51 (144A)
‡
2,564,374 2,590,429
FNMA
ICE LIBOR USD 1 Month + 4.9000%, 4.9893%, 11/25/24
‡
913,852 934,797
ICE LIBOR USD 1 Month + 4.0000%, 4.0893%, 5/25/25
‡
7,262,699 7,401,955
ICE LIBOR USD 1 Month + 5.0000%, 5.0893%, 7/25/25
‡
1,256,071 1,267,359
ICE LIBOR USD 1 Month + 5.7000%, 5.7893%, 4/25/28
‡
1,356,987 1,425,185
ICE LIBOR USD 1 Month + 6.0000%, 6.0892%, 9/25/28
‡
315,727 331,711
ICE LIBOR USD 1 Month + 5.9000%, 5.9893%, 10/25/28
‡
1,673,422 1,749,077
ICE LIBOR USD 1 Month + 2.2000%, 2.2893%, 1/25/30
‡
6,875,102 7,016,036
ICE LIBOR USD 1 Month + 2.5000%, 2.5893%, 5/25/30
‡
5,756,648 5,810,558
ICE LIBOR USD 1 Month + 2.2500%, 2.3393%, 7/25/30
‡
7,341,289 7,425,304
ICE LIBOR USD 1 Month + 0.4000%, 0.4893%, 4/25/32
‡
42,474 42,806
ICE LIBOR USD 1 Month + 0.5500%, 0.6392%, 4/25/32
‡
33,063 33,386
ICE LIBOR USD 1 Month + 0.5000%, 0.5893%, 9/25/33
‡
43,796 44,241
ICE LIBOR USD 1 Month + 0.3000%, 0.3893%, 10/25/35
‡
34,806 34,860

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 3
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA - (continued)
ICE LIBOR USD 1 Month + 0.3500%, 0.4393%, 4/25/36
‡
$ 117,511 $ 117,897
ICE LIBOR USD 1 Month + 0.5200%, 0.6093%, 9/25/37
‡
35,872 36,185
3.0000%, 4/1/38 317,979 340,065
ICE LIBOR USD 1 Month + 0.3500%, 0.4393%, 5/25/38
‡
24,960 24,976
ICE LIBOR USD 1 Month + 0.4000%, 0.4893%, 9/25/40
‡
23,519 23,625
ICE LIBOR USD 1 Month + 55.0000%, 53.8972%, 10/25/40
‡
41,248 173,590
ICE LIBOR USD 1 Month + 0.4300%, 0.5193%, 11/25/40
‡
22,823 22,960
3.0000%, 9/1/42 369,452 394,642
ICE LIBOR USD 1 Month + 0.4000%, 0.4893%, 9/25/42
‡
15,698 15,780
3.0000%, 10/1/42 264,121 282,219
ICE LIBOR USD 1 Month + 0.3500%, 0.4393%, 10/25/42
‡
196,987 198,538
ICE LIBOR USD 1 Month + 4.0000%, 3.9107%, 11/25/42
‡
821,997 797,119
3.0000%, 1/1/43 482,962 515,892
3.0000%, 2/1/43 744,822 795,625
ICE LIBOR USD 1 Month + 0.5000%, 0.5893%, 2/25/43
‡
61,626 62,116
3.0000%, 3/1/43 725,349 775,729
3.0000%, 5/1/43 140,889 150,674
4.0000%, 6/1/43 76,568 84,379
3.0000%, 8/1/43 210,699 227,815
4.5000%, 6/1/45 8,358 9,355
3.0000%, 7/1/45 763,135 816,139
3.0000%, 6/1/46 598,685 631,556
3.0000%, 9/1/46 349,526 373,357
3.0000%, 11/1/46 81,933 88,049
3.0000%, 1/1/47 34,518 37,094
3.5000%, 8/1/56 57,290 62,576
3.0000%, 2/1/57 2,207,901 2,357,320
3.0000%, 6/1/57 132,174 141,099
3.0000%, 9/1/57 229,948 245,475
3.0000%, 5/1/58 821,953 877,454
3.5000%, 1/25/61
(a)
32,471,675 5,698,003
FNMA UMBS
2.5000%, 8/1/31 22,073 23,189
2.5000%, 10/1/31 24,580 25,872
2.5000%, 2/1/32 22,444 23,641
3.0000%, 11/1/34 102,847 109,808
3.0000%, 12/1/34 102,799 109,614
3.0000%, 1/1/43 274,303 293,006
3.0000%, 5/1/43 5,215,627 5,575,296
3.0000%, 10/1/44 1,310,906 1,400,287
3.5000%, 12/1/45 802,056 860,384
3.0000%, 1/1/46 21,180 22,469
3.5000%, 1/1/46 76,050 81,581
3.0000%, 3/1/46 2,880,245 3,043,354
3.0000%, 9/1/46 59,455 63,585
3.0000%, 10/1/46 2,002,828 2,136,421
3.0000%, 1/1/47 1,171,639 1,246,252
3.5000%, 3/1/47 689,952 740,128
4.0000%, 5/1/47 449,091 498,882
3.5000%, 7/1/47 595,983 639,324
3.5000%, 8/1/47 201,681 222,612
3.5000%, 12/1/47 208,966 230,653
3.0000%, 2/1/48 689,606 744,585

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2021
4 July 31, 2021
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.0000%, 4/1/48 $ 36,747,273 $ 39,299,599
3.0000%, 5/1/48 306,055 325,814
5.0000%, 5/1/48 2,772,339 3,026,794
3.5000%, 7/1/48 16,552,186 17,686,889
3.0000%, 11/1/48 8,146,581 8,607,922
4.0000%, 2/1/49 2,023,889 2,164,456
3.0000%, 8/1/49 352,245 377,266
3.0000%, 9/1/49 297,505 316,156
3.0000%, 5/1/50 4,620,890 4,899,620
2.5000%, 10/1/50 879,560 917,878
2.5000%, 1/1/51 12,537,528 13,057,252
FNMA/FHLMC UMBS
1.5000%, TBA, 15 Year Maturity
(b)
11,958,094 12,187,809
2.0000%, TBA, 15 Year Maturity
(b)
64,738,501 67,185,616
3.0000%, TBA, 15 Year Maturity
(b)
15,195,555 15,988,459
3.5000%, TBA, 15 Year Maturity
(b)
6,061,089 6,474,516
4.0000%, TBA, 15 Year Maturity
(b)
1,501,500 1,594,878
1.5000%, TBA, 30 Year Maturity
(b)
26,998,730 26,676,716
2.0000%, TBA, 30 Year Maturity
(b)
25,035,773 25,476,152
2.5000%, TBA, 30 Year Maturity
(b)
57,131,891 59,376,032
3.5000%, TBA, 30 Year Maturity
(b)
44,810,871 47,491,009
4.5000%, TBA, 30 Year Maturity
(b)
4,203,000 4,531,296
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 0.4911%, 8/16/29
‡
33,051 33,271
ICE LIBOR USD 1 Month + 0.4000%, 0.4836%, 7/20/34
‡
59,290 59,673
ICE LIBOR USD 1 Month + 0.3000%, 0.3911%, 8/16/34
‡
44,220 44,351
ICE LIBOR USD 1 Month + 0.2000%, 0.2836%, 6/20/35
‡
34,869 34,838
ICE LIBOR USD 1 Month + 0.1500%, 0.2336%, 8/20/35
‡
42,466 42,335
ICE LIBOR USD 1 Month + 0.3000%, 0.3836%, 4/20/37
‡
14,197 14,239
ICE LIBOR USD 1 Month + 0.3100%, 0.3936%, 6/20/37
‡
39,717 39,865
ICE LIBOR USD 1 Month + 0.3200%, 0.4036%, 7/20/37
‡
61,017 61,289
ICE LIBOR USD 1 Month + 0.5000%, 0.5836%, 10/20/37
‡
66,487 67,361
ICE LIBOR USD 1 Month + 0.5000%, 0.5836%, 2/20/38
‡
117,086 118,478
ICE LIBOR USD 1 Month + 0.6000%, 0.6911%, 1/16/40
‡
13,217 13,459
ICE LIBOR USD 1 Month + 0.3500%, 0.4336%, 6/20/40
‡
1,146 1,150
ICE LIBOR USD 1 Month + 0.4300%, 0.5211%, 10/16/40
‡
65,159 65,579
0.0000%, 5/16/41
¤
6,233,771 5,793,948
ICE LIBOR USD 1 Month + 0.3000%, 0.3836%, 7/20/41
‡
31,336 31,393
4.5000%, 2/20/48 2,548,657 2,748,135
4.0000%, 5/20/48 550,424 586,081
4.0000%, 6/20/48 1,835,769 1,953,116
4.5000%, 7/20/48 320,839 345,158
4.5000%, 11/20/48 342,218 357,911
5.0000%, 1/20/49 78,464 85,765
4.0000%, 2/20/49 367,858 383,805
5.5000%, 2/20/49 232,390 254,622
4.0000%, 4/20/49 344,308 359,234
2.0000%, TBA, 30 Year Maturity
(b)
32,241,724 33,018,105
2.5000%, TBA, 30 Year Maturity
(b)
52,306,936 54,372,537
3.0000%, TBA, 30 Year Maturity
(b)
38,547,805 40,318,691
3.5000%, TBA, 30 Year Maturity
(b)
35,085,634 36,843,424
4.0000%, TBA, 30 Year Maturity
(b)
15,717,109 16,612,670

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 5
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
JP Morgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
$ 888,575 $ 908,230
Lakeview LLC , 2.3270% , 7/10/32
‡
2,526,000 2,529,158
Mello Warehouse Securitization Trust
ICE LIBOR USD 1 Month + 1.1500%, 1.2393%, 11/25/52 (144A)
‡
3,378,378 3,421,797
ICE LIBOR USD 1 Month + 2.7500%, 2.8393%, 2/25/55 (144A)
‡
3,489,000 3,488,996
MRA Issuance Trust , ICE LIBOR USD 1 Month + 1.5000% , 1.6003% , 3/8/22
(144A)
‡
4,255,000 4,255,000
MSG III Securitization Trust , ICE LIBOR USD 1 Month + 1.3000% ,
1.3893% , 6/25/54 (144A)
‡
4,000,000 3,990,034
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
0.9893% , 1/25/48 (144A)
‡
195,387 196,467
Provident Funding Mortgage Warehouse Securitization Trust , ICE LIBOR USD 1
Month + 2.0000% , 2.0892% , 2/25/55 (144A)
‡
7,500,000 7,439,386
PRPM LLC , 2.8570% , 9/25/25 (144A)
Ç
1,950,479 1,967,966
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
1,220,929 1,251,628
0.2540%, 11/25/48 (144A)
(a),‡
1,410,528 1,312
4.0000%, 9/25/49 (144A)
‡
427,772 441,183
Spruce Hill Mortgage Loan Trust , 3.4070% , 6/25/55 (144A)
‡
3,825,735 3,883,134
Station Place Securitization Trust , ICE LIBOR USD 1 Month + 2.0000% ,
2.0892% , 1/26/54 (144A)
‡
6,250,000 6,234,614
Total Mortgage-Backed Securities (cost $912,452,210) 918,946,956
Investment Companies - 35.8%
Money Market Funds - 35.8%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$276,914,379) 276,914,379 276,914,379
Total Investments (total cost $1,217,252,181) - 158.3% 1,223,822,427
Liabilities, net of Cash, Receivables and Other Assets - (58.3%) (450,837,625)
Net Assets - 100.0% $772,984,802
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,222,624,358 99.9%
Bermuda 1,198,069 0.1
Total $ 1,223,822,427 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (8.9)%
Mortgage-Backed Securities - (8.9)%
FNMA/FHLMC UMBS, 2.5000%, TBA, 15 Year Maturity
(b)
$ (49,064,880) $ (51,406,256)
FNMA/FHLMC UMBS, 3.0000%, TBA, 30 Year Maturity
(b)
(16,663,975) (17,466,345)
Total Securities Sold Short (proceeds $68,567,679) $ (68,872,601)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2021
6 July 31, 2021
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (68,872,601) 100.0%
$– – %
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Sold:
90-Day Eurodollar 7 12/18/23 $ (1,734,163) $ 9,275
90-Day Eurodollar 7 3/18/24 (1,732,588) 10,150
90-Day Eurodollar 7 6/17/24 (1,730,925) 11,025
90-Day Eurodollar 7 9/16/24 (1,729,438) 11,638
U.S. Treasury 10 Year Notes 562 9/21/21 (75,562,656) (971,212)
Total $(929,124)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/26 $ 30,000,000 $ (753,858) $ 745,956 $ (7,902)
Average ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2021
Derivative Market Value
Futures contracts, purchased $38,390,895
Futures contracts, sold 89,060,848
Centrally Cleared Credit default swaps, buy protection (80,058)

Notes to the Schedule of Investments and Other Information
(unaudited)
Janus Detroit Street Trust 7
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of July 31, 2021.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2021
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2021 is $111,428,070 which represents 14.4% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Notes to the Schedule of Investments and Other Information
(unaudited)
8 July 31, 2021
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 25,470,467 $ —
Corporate Bond — 2,490,625 —
Mortgage-Backed Securities — 918,946,956 —
Investment Companies 276,914,379 — —
Total Investments in Securities $ 276,914,379 $ 946,908,048 $ —
Other Financial Instruments
(a)
:
Variation Margin Receivables on Swaps $ — $ 45,781 $ —
Total Assets $ 276,914,379 $ 946,953,829 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 68,872,601 $ —
Other Financial Instruments
(a)
:
Variation Margin Payable on Futures Contracts $ 109,042 $ — $ —
Total Liabilities $ 109,042 $ 68,872,601 $ —
(a) Other financial instruments include futures and swap contracts. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Janus Detroit Street Trust 9
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to:
(i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

10 July 31, 2021
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund. please refer to the Fund's most recent semiannual or annual shareholder report.